Note 7 - Stockholders' Equity (Deficit) (Details) - Weighted Average Assumptions	3 Months Ended		6 Months Ended				12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Note 7 - Stockholders' Equity (Deficit) (Details) - Weighted Average Assumptions [Line Items]
Expected volatility	198.00%	218.00%			198.00%	113.00%	113.00%	111.00%	201.00%	226.00%	226.00%	134.00%
Expected term (in years)	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months			5 years 6 months	1 year 9 months			6 years 3 months	6 years 3 months
Risk-free interest rate	2.73%	2.05%	2.73%			1.38%	1.38%	1.19%		2.05%	2.09%	1.41%